Assets held for sale	12 Months Ended
Dec. 31, 2017
Disclosure of assets held for sale [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
(13)	Assets held for sale

As of December 31, 2017, 2016 and 2015, assets held for sale are as follows:

	December 31,
	2017	2016	2015
Buildings	$18,920	21,551	24,430
Land	27,765	32,338	32,779
Other	2,838	2,839	2,839
Total	$49,523	56,728	60,048

The Company recognized gains (losses) on sales of these assets of $2,437, $0 and $(24) during 2017, 2016 and 2015, respectively.